SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) (Parenthetical)	12 Months Ended
Jun. 30, 2024
Premium Rich Engineering Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Percentage of shares held ownership	100.00%
LRS Premium Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Percentage of shares held ownership	60.00%
Hing Fatt Building & Material Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Percentage of shares held ownership	100.00%
Team General Construction Pte .Ltd [.Member]
Related Party Transaction [Line Items]
Percentage of shares held ownership	60.00%